Expense Example, No Redemption - Pioneer Bond VCT Portfolio	May 01, 2021 USD ($)
Pioneer Bond VCT Portfolio: Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
Pioneer Bond VCT Portfolio: Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	$ 810